UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting periods July 1, 2022 to December 31, 2022
☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported): July 1, 2022

UBS Commercial Mortgage Securitization Corp.1

(Exact name of securitizer as specified in its charter)

025-01213 (Commission File Number of securitizer)	0001532799 (Central Index Key Number of securitizer)

Nicholas Galeone, Managing Director (212) 713-8832

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly periods pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

UBS Commercial Mortgage Securitization Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the commercial mortgage-backed securities asset class.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UBS COMMERCIAL MORTGAGE
SECURITIZATION CORP.
(Securitizer)

By:	/s/ Racquel Small
Name: Racquel Small
Title: Executive Director

By:	/s/ Jared Randall
Name: Jared Randall
Title: Executive Director

Date: February 14, 2023